SEI INSTITUTIONAL INVESTMENTS TRUST

Small/Mid Cap Equity Fund
(the "Fund")

Supplement Dated July 15, 2016
to the Prospectus dated September 30, 2015,
as amended on December 30, 2015, January 15, 2016, March 9, 2016, April 5, 2016, April 15,
2016, April 28, 2016 and July 8, 2016

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following changes to the Fund.

Change in the Portfolio Management of the Fund

Under the section titled "Fund Summary," under the sub-section titled "Small/Mid Cap Equity Fund," under the heading titled "Management," in the chart under the sub-heading titled "Sub-Advisers and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Sub-Adviser	Portfolio Manager	Experience with the Fund	Title with Sub-Adviser
Falcon Point Capital, LLC	Michael L. Thomas	Since 2016	Senior Portfolio Manager
	James A. Bitzer	Since 2016	Senior Managing Director and Director of Research
	Michael J. Mahoney	Since 2016	Senior Managing Director and Portfolio Manager

In addition, under the section titled "Sub-Advisers," under the sub-section titled, "Sub-Advisers and Portfolio Managers," under the heading titled "Small Mid/Cap Equity Fund," the following text is hereby added in the appropriate alphabetical order thereof:

Falcon Point Capital, LLC: Falcon Point Capital, LLC (Falcon Point), located at Two Embarcadero Center, Suite 420, San Francisco, California 94111, serves as a Sub-Adviser to the Small/Mid Cap Equity Fund. A team of investment professionals manages the portion of the Small/Mid Cap Equity Fund allocated to Falcon Point. Michael L. Thomas, Senior Portfolio Manager, joined Falcon Point in 2002 from Dresdner RCM Global Investors, where he worked as part of a team managing a small cap growth portfolio. Prior to joining Dresdner RCM, Mr. Thomas worked as a sell-side research analyst covering various segments of the computer services industry for both Salomon Smith Barney and Montgomery Securities. Before entering the investment profession, he worked as a consultant for Andersen Consulting (now known as Accenture) focusing on custom computer system design and implementation. Mr. Thomas earned a B.A., Magna Cum Laude, in Finance from Loyola University in Maryland and an MBA with Honors from Columbia Business School. James A. Bitzer, CFA, Senior Managing Director and Director of Research, joined Falcon Point in 1998 from Prudential Investments, where he was Managing Director and Senior Portfolio Manager of the US Small Cap team. Mr. Bitzer spent a year in London managing Prudential's European small cap operations. Prior to his tenure as Managing Director, Mr. Bitzer served as Vice President, Corporate Finance of the Prudential Capital Group, where he originated and managed a portfolio of over $2 billion of debt, mezzanine and equity securities. Before his money management career, Mr. Bitzer worked as a financial analyst for Raytheon. Mr. Bitzer earned a B.A., Magna Cum Laude, in Business Economics from the University of California, Santa Barbara and an MBA with Honors in Finance from the University of Michigan Business School. Michael J. Mahoney, Senior Managing Director and Portfolio Manager, joined Falcon Point in 2001 from Interwoven, where he was Director of Investor Relations. He held this position since 2000, when Interwoven acquired Neonyoyo, a wireless software startup where he was Chief Strategy Officer. Prior to Interwoven, Mr. Mahoney was an investment manager in San Francisco for 9 years, specializing in telecommunications, technology and media investments. Mr. Mahoney was Director of the Global Telemedia Group at Dresdner RCM Global Investors from 1999 to 2000. Previously, he was Portfolio Manager of the GT (later AIM) Global Telecommunications fund and an analyst for GT Capital Management in San Francisco from 1991 to 1999. Before his money management career, Mr. Mahoney worked as a consultant at Bain & Company in Boston and as a corporate finance analyst at E. F. Hutton & Co. in New York. Mr. Mahoney has an MBA from the Stanford Graduate School of Business and a B.A. from Whitman College, where he was elected to Phi Beta Kappa and now serves on the Board of Overseers (emeritus) and the Investment Committee.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1056 (7/16)

SEI INSTITUTIONAL INVESTMENTS TRUST

Small/Mid Cap Equity Fund
(the "Fund")

Supplement dated July 15, 2016
to the Statement of Additional Information (the "SAI") dated September 30, 2015, as amended on December 30, 2015, January 15, 2016, March 9, 2016, April 5, 2016, April 15,
2016, April 28, 2016 and July 8, 2016

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

The SAI is hereby amended and supplemented to reflect the following changes to the Fund.

Change in Portfolio Management of the Fund

Under the section titled "The Adviser and The Sub-Advisers," under the heading titled "The Sub-Advisers," under the sub-heading titled "Falcon Point," the reference to "Small Cap and Small Cap II Funds" is hereby deleted and replaced with "Small Cap, Small Cap II and Small/Mid Cap Equity Funds".

In addition, under the same section, under the heading titled "Portfolio Management," under the sub-heading titled "Falcon Point," the text thereunder is hereby deleted and replaced with the following:

Compensation. SIMC pays Falcon Point a fee based on the assets under management of the Small Cap, Small Cap II and Small/Mid Cap Equity Funds as set forth in an investment sub-advisory agreement between Falcon Point and SIMC. Falcon Point pays its investment professionals out of its total revenues and other resources, including the sub-advisory fees earned with respect to the Small Cap, Small Cap II and Small/Mid Cap Equity Funds. The following information relates to the period ended March 31, 2016.

Ownership of Fund Shares. As of March 31, 2016, Falcon Point's portfolio managers did not beneficially own any shares of the Small Cap, Small Cap II and Small/Mid Cap Equity Funds.

Other Accounts. As of March 31, 2016, in addition to the Small Cap, Small Cap II and Small/Mid Cap Equity Funds, Falcon Point's portfolio managers were responsible for the day-to-day management of certain other accounts, as follows:

	Registered Investment Companies		Other Pooled Investment Vehicles			Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts		Total Assets (in millions)	Number of Accounts		Total Assets (in millions)
Mitchel L. Thomas	1	$128.40	1		$12.24	10		$380.01
James A. Bitzer	1	$15.68	3		$8.44	4		$107.51
	0	$0	3	*	$8.44	1	*	$8.70
Michael J. Mahoney	0	$0	1		$2.58	1		$1.42
	0	$0	1	*	$2.58	1	*	$1.42

*  These accounts, which are a subset of the accounts in the preceding row, are subject to a performance-based advisory fee.

Conflicts of Interest. A conflict of interest may arise as a result of a portfolio manager being responsible for multiple accounts, including the Funds, which may have different investment guidelines and objectives. In addition to the Funds, these accounts may include other mutual funds managed on an advisory or sub-advisory basis, separate accounts and collective trust accounts. An investment opportunity may be suitable for the Funds as well as for any of the other managed accounts. However, the investment may not be available in sufficient quantity for all of the accounts to participate fully. In addition, there may be limited opportunity to sell an investment held by the Funds and the other accounts. The other accounts may have similar investment objectives or strategies as the Funds, may track the same benchmarks or indexes as the Funds track and may sell securities that are eligible to be held, sold or purchased by the Funds. A portfolio manager may be responsible for accounts that have different advisory fee schedules, which may create the incentive for the portfolio manager to favor one account over another in terms of access to investment opportunities. A portfolio manager may also manage accounts whose investment objectives and policies differ from those of the Funds, which may cause the portfolio manager to effect trading in one account that may have an adverse effect on the value of the holdings within another account, including the Funds. To address and manage these potential conflicts of interest, Falcon Point has adopted compliance policies and procedures to allocate investment opportunities and to ensure that each of their clients is treated on a fair and equitable basis. Such policies and procedures include, but are not limited to, trade allocation and trade aggregation policies, portfolio manager assignment practices and oversight by investment management and the Compliance team.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1057 (7/16)